STOCKHOLDERS' DEFICIT (Schedule of Stock Options Activity) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares
Number of Options
Expired | shares		(250,000)
Weighted Average Exercise Price
Expired		$ 1.22
Employee Options and Stock Appreciation Rights [Member]
Number of Options
Balance | shares	8,152,007	7,784,507
Granted | shares	301,000	367,500
Exercised | shares
Forfeited | shares
Expired | shares	(257,500)
Outstanding | shares	8,195,507	8,152,007	7,784,507
Exercisable | shares	5,107,679	5,006,675
Weighted Average Exercise Price
Balance	$ 0.85	$ 0.85
Granted	0.22	0.41
Exercised
Forfeited
Expired	1.88
Outstanding	0.82	0.85	$ 0.85
Exercisable	0.92	0.94
Weighted average fair value of options granted	$ 0.15	$ 0.26
Weighted Average Remaining Contractual Life
Granted	5 years	5 years
Outstanding	4 years 8 months 16 days	5 years 4 months 10 days
Exercisable	4 years 1 month 13 days	4 years 7 months 24 days
Aggregate Intrinsic Value
Outstanding | $		$ 6,000
Exercisable | $		$ 1,500
Director Options [Member]
Number of Options
Balance | shares	2,765,833	2,145,833
Granted | shares	715,000	620,000
Exercised | shares
Forfeited | shares
Expired | shares
Outstanding | shares	3,480,833	2,765,833	2,145,833
Exercisable | shares	2,812,500	1,377,501
Weighted Average Exercise Price
Balance	$ 0.98	$ 1.03
Granted	0.37	0.79
Exercised
Forfeited
Expired
Outstanding	0.86	0.98	$ 1.03
Exercisable	0.98	1.15
Weighted average fair value of options granted	$ 0.29	$ 0.76
Weighted Average Remaining Contractual Life
Granted	10 years	10 years
Outstanding	6 years 11 months 5 days	7 years 3 months 11 days
Exercisable	6 years 3 months 22 days	6 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding | $		$ 900
Exercisable | $		$ 900
Non-Employee, Non-Director Options [Member]
Number of Options
Balance | shares	20,000	270,000
Granted | shares
Exercised | shares
Forfeited | shares
Expired | shares		(250,000)
Outstanding | shares	20,000	20,000	270,000
Exercisable | shares	20,000	20,000
Weighted Average Exercise Price
Balance	$ 1.18	$ 1.21
Granted
Exercised
Forfeited
Expired
Outstanding	1.189	1.18	$ 1.21
Exercisable	1.18	1.182
Weighted average fair value of options granted
Weighted Average Remaining Contractual Life
Outstanding	1 year 9 months	2 years 9 months	1 year 2 months 12 days
Exercisable	1 year 9 months	2 years 9 months
Aggregate Intrinsic Value
Outstanding | $
Exercisable | $